CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue
Sales (Note 17)	$ 5,070,107	$ 284,262	$ 7,679,666	$ 657,480
Excise taxes	450,782	0	930,461	0
Net revenue	4,619,325	284,262	6,749,205	657,480
Cost of sales
Cost of goods sold	4,713,906	249,761	7,418,427	555,288
Production costs	579,757	548,269	1,456,990	723,915
Depreciation of Health Canada license (Note 9)	919,947	0	1,839,894	0
Gain on changes in fair value of biological assets (Note 6)	(258,921)	(978,893)	(977,352)	(1,371,884)
Gross margin	(1,335,364)	465,125	(2,988,754)	750,161
Expenses
General and administrative (Note 18)	3,341,550	3,344,578	7,483,030	5,956,584
Sales and marketing	1,125,692	868,943	2,050,398	1,154,840
Research and development	1,306,076	83,409	2,233,878	180,953
Depreciation (Note 8 and 9)	248,444	927,907	496,584	1,176,456
Share-based payments (Note 12)	6,421,125	2,081,661	8,443,739	4,035,708
Total expenses	12,442,887	7,306,498	20,707,629	12,504,541
Loss from operations	13,778,251	6,841,373	23,696,383	11,754,380
Share of income from joint venture (Note 10)	(14,488,832)	(682,431)	(20,301,051)	(380,638)
Interest income	(164,827)	(274,436)	(803,137)	(524,500)
Other expense, by function	483,505	0	541,872	0
Adjustments for increase (decrease) in deferred income	864,229	0	864,229	0
Fair value changes in financial assets	(19,595)	(140,716)	103,118	124,645
Deferred income tax recovery	0	(132,820)	0	(317,497)
NET LOSS AND COMPREHENSIVE LOSS	452,731	5,610,970	4,101,414	10,656,390
Net loss and comprehensive loss attributable to:
Emerald Health Therapeutics, Inc.	275,355	5,422,497	3,718,886	10,330,815
Non-controlling interest	177,376	188,473	382,528	325,575
Net loss	$ 452,731	$ 5,610,970	$ 4,101,414	$ 10,656,390
Net loss per common share
Basic and diluted (in dollars per share)	$ 0.003	$ 0.043	$ 0.028	$ 0.087
Weighted average number of common shares outstanding
Basic and diluted (in shares)	145,515,035	129,906,112	143,929,482	122,586,500